SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Effect of changes in foreign exchange rates							$ (86)
Reclassification to Warrant Reserve						$ (102)	(1,379)	$ (3,386)
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Balance, warrants
Issuance, registered direct offerings warrants						402
Revaluation, warrants						110
Effect of changes in foreign exchange rates						8
Balance, warrants	$ 520					520
June 2023 Registered Direct Offerings [Member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,629	$ 2,333
Revaluation, warrants	(499)	(671)				1,170
Effect of changes in foreign exchange rates	27	(33)
Balance, warrants	1,157	1,629	$ 2,333		2,333	1,157
Issuance, warrants					2,333
March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	791	1,500	496
Revaluation, warrants	(242)	(688)	1,004			74
Effect of changes in foreign exchange rates	13	(21)
Balance, warrants	562	791	1,500	496	1,500	562
Issuance, warrants				496
November 2022 Warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,177	2,416	737	1,142	1,142	1,142
Revaluation, warrants	(359)	(1,175)	1,745	(405)		193	248
Effect of changes in foreign exchange rates	18	(25)
Balance, warrants	$ 836	1,177	2,416	$ 737	$ 2,416	$ 836	1,142
Issuance, warrants							$ 894
Reclassification to Warrant Reserve		$ (39)	$ (66)